Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash Flows from Operating Activities:
Net loss from operations	$ (6,205,085)	$ (3,303,652)	$ (3,098,532)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expenses	73,668	82,297	203,247
Expected credit loss	128,265	263,972	283,234
Allowance for long-term deposit		1,006,052
Inventories write-down	53,955	(22,863)	(72,057)
Loss from disposal of property, plant and equipment		10,466
Property, plant and equipment impairment			401,995
Construction in progress impairment			20,929
Convertible notes - Accretion of financing cost		520,787	292,771
Share-based compensation	5,305,739		352,100
Depreciation of right-of-use assets	69,551	69,343	69,819
Non-cash gain on forgiveness of income tax payable	(1,053,365)
Changes in operating assets and liabilities:
Accounts receivable	291,134	(257,085)	(321,422)
Inventory	36,219	(14,530)	(219,646)
Advance to suppliers	(545,809)	(287,824)	29,356
Other receivables and other current assets	(59,438)	(223,477)	143,175
Amount due from related parties	(1,611,676)
Accounts payable	(693,481)	(114,081)	(29,254)
Refund liabilities	(38,469)	(159,502)	107,883
Contract liabilities	40,984	(128,813)	30,441
Tax payable	15,822	(15,842)	1,562
Operating lease liability – related party lease	(69,551)	(69,343)	(69,819)
Accrued expenses and other current liabilities	244,081	298,762	(53,835)
Net cash used in operating activities	(4,017,456)	(2,345,333)	(1,928,053)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment		(2,023)	(7,063)
Deposits paid for purchase of intangible assets	(1,250,921)
Cash received from disposal of property, plant and equipment		65,539
Collection of deposit - Huangshan Panjie			33,486
Net cash (used in) provided by investing activities	(1,250,921)	63,516	26,423
Cash Flows from Financing Activities:
Proceeds from borrowings	520,722	258,003	433,927
Repayment of borrowings	(376,563)	(78,118)	(78,654)
Repayment from (Advances to) related parties	0	5,839,277	(2,205,254)
Repayment to related parties			(1,727,418)
Proceeds from convertible note		1,595,000	1,063,333
Repayment of convertible notes		(1,840,000)
Payment of convertible note issuance cost		(135,000)	(110,362)
Net proceeds from shares purchase agreements	14,289,362	2,759,991
Net cash provided by (used in) financing activities	14,433,521	8,399,153	(2,624,428)
Effect of exchange rate changes on cash and cash equivalents	881,657	(65,091)	(765,233)
Net increase (decrease) in cash, cash equivalents and restricted cash	10,046,801	6,052,245	(5,291,291)
Cash, cash equivalents and restricted cash at the beginning of the year	18,129,432	12,077,187
Cash, cash equivalents and restricted cash at the end of the year	28,176,233	18,129,432	12,077,187
Supplemental disclosures of cash flows information:
Cash paid for interest expense	21,451	21,239	24,533
Non-cash transactions:
Issuance of shares for convertible note principal and interest partial settlement		2,102,704	2,813,807
Non-cash settlement between balances of accounts receivable and due to related parties			1,235,290
Non-cash settlement between balances of due from related parties and due to related parties		8,993,443	6,080,971
Non-cash settlement between balances of long-term deposit and due to related parties		7,267,770
Disposal of property, plant and equipment		$ 76,005